Leader Global Bond Fund
LEADER GLOBAL BOND FUND SUMMARY
Investment Objectives:
The primary investment objective of the Leader Global Bond Fund (the “Fund”) is current income with a secondary objective of capital appreciation.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leader Global Bond Fund	Institutional Shares	Investor Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	3.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leader Global Bond Fund		Institutional Shares	Investor Shares	Class A Shares	Class C Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.50%	0.50%	1.00%
Other Expenses	[1]	0.40%	0.40%	0.40%	0.40%
Acquired Fund Fees and Expenses	[1][2]	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.42%	1.92%	1.92%	2.42%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Leader Global Bond Fund (USD $)	1 Year	3 Years
Institutional Shares	145	449
Investor Shares	195	603
Class A Shares	538	932
Class C Shares	345	755

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its objectives by investing in a portfolio of investment grade and non-investment grade fixed income and floating rate debt securities. Debt securities in which the Fund may invest include bonds, notes, corporate debt and government securities.. Under normal circumstances, the Fund invests at least 40% of its net assets in debt securities of non- U.S. foreign and emerging market issuers from a minimum of three foreign countries, although the Fund may invest up to 100% of its net assets in debt securities of non-U.S. foreign and emerging market issuers, including those that may be denominated in foreign currencies.

Under normal circumstances, the Fund invests at least 80% of its assets in debt securities. The Fund intends to invest at least 60% of its net assets in investment grade debt securities. The Fund may invest up to 40% of its net assets in non-investment grade (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service or lower than BBB- by Standard and Poor’s Rating Group, or, if unrated, determined by the Advisor to be of similar credit quality. The Fund does not restrict its purchase of debt securities to those of a certain maturity or duration range. The Fund does not have an average target maturity or duration range. The Fund may use currency forward contracts to hedge its foreign currency exposure. The Fund may use index and credit default swaps to enhance returns as well as manage investment risk and liquidity.

Leader Capital Corp. (the “Advisor”) utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist that may have more attractive yields.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease.

• Credit Risk. The issuer of a fixed income security may not be able to make interest or principal payments when due. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation.

• High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. Investing in high-yield bonds is predominantly speculative.

• Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

• Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.

• Derivatives Risk. The Fund may use derivatives (including swaps and currency forwards) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund is actively traded.

The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.